Consolidated Statements of Profit or Loss and Other Comprehensive Income - MXN ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues (Note 20):
Aeronautical services	$ 19,267,395	$ 17,336,734	$ 11,983,954
Non-aeronautical services	6,165,429	5,197,238	3,662,441
Improvements to concession assets	7,791,320	4,846,404	3,368,511
Revenues	33,224,144	27,380,376	19,014,906
Operating costs:
Employee cost (Note 22)	1,724,461	1,373,264	1,115,750
Maintenance	728,618	730,568	546,548
Safety, security and insurance	691,155	577,122	510,440
Utilities	485,265	474,032	391,836
Expected credit loss of the year	29,395	41,444	15,487
Others operation expenses	721,175	584,624	409,570
Technical assistance fees (Note 30)	851,320	756,648	526,220
Concession taxes (Note 9)	2,532,896	1,895,182	1,231,044
Depreciation and amortization (Note 21)	2,545,702	2,313,321	2,050,539
Cost of improvements to concession assets (Note 23)	7,791,320	4,846,404	3,368,511
Other (income) expense - net (Note 24)	(15,876)	(26,428)	(8,232)
Operating costs	18,085,431	13,566,181	10,157,713
Income from operations	15,138,713	13,814,195	8,857,193
Finance cost – net (Note 25):
Finance income	1,402,964	835,989	420,271
Finance cost	(3,439,276)	(2,455,918)	(1,686,540)
Exchange gain (loss) – net	(340,711)	81,420	238,339
Finance cost - Net	(2,377,023)	(1,538,509)	(1,027,930)
Income before income taxes	12,761,690	12,275,686	7,829,263
Income tax (Note 12.c):
Current	3,616,811	3,849,778	2,315,686
Deferred	(544,721)	(759,566)	(530,140)
Income tax	3,072,090	3,090,212	1,785,546
Profit for the year	9,689,600	9,185,474	6,043,717
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(893,708)	(488,316)	30,810
Cash flow hedges, effective portion of changes in fair value, net of income tax	(69,905)	100,966	500,765
Items that will not be reclassified to profit or loss
Remeasurements of employee benefit - net of income tax (Note 17)	(15,932)	8,802	15,263
Total comprehensive income for the year	8,710,055	8,806,926	6,590,555
Profit for the year attributable to:
Controlling interest	9,542,912	9,013,147	5,997,492
Non-controlling interest	146,688	172,327	46,225
Profit for the year	9,689,600	9,185,474	6,043,717
Total comprehensive income for the year attributable to:
Controlling interest	8,641,235	8,664,216	6,510,307
Non-controlling interest	68,820	142,710	80,248
Total comprehensive income for the year	$ 8,710,055	$ 8,806,926	$ 6,590,555
Weighted average number of common shares outstanding	505,277,464	508,371,309	519,372,684
Basic earnings per share	$ 18.8864	$ 17.7294	$ 11.5476
Diluted earnings per share	$ 18.8864	$ 17.7294	$ 11.5476